Jul. 16, 2018
Pacer US Export Leaders ETF
Pacer US Export Leaders ETF
Pacer US Export Leaders ETF (PEXL)

July 16, 2018

Supplement to the

Prospectus and Statement of Additional Information (“SAI”)

dated August 31, 2017,

as previously supplemented

Shares of the Pacer US Export Leaders ETF will be listed on NYSE Arca, Inc.  All references to shares of the Pacer US Export Leaders ETF being listed on any other exchange should be disregarded.

Additionally, the second paragraph under the section entitled “Principal Investment Strategies of the Fund – The Index” on page 46 of the Prospectus is deleted in its entirety and replaced with the following:

Construction of the Index begins with an initial universe of the 200 companies across the S&P 900® Index (which is comprised of the S&P 500® Index (“S&P 500”) and S&P MidCap 400® Index (“S&P MidCap 400”)) that have the highest annual foreign sales as a percentage of total sales.

Please retain this Supplement with your Prospectus and SAI for future reference.